FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

10. FAIR VALUE MEASUREMENTS

The fair value hierarchy is composed of the following three categories:

Level 1—Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value measurements.

The following tables present, for each of the fair value hierarchy levels, the Company’s assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of
	December 31, 2023
	Level I	Level II	Level III	Total
Assets:
Investments in equity securities with readily determinable fair values	$325	$—	$—	$325
Forward foreign exchange contracts	—	1,402	—	1,402
Interest rate swaps	—	32,683	—	32,683
Total	$325	$34,085	$—	$34,410
Liabilities:
Contingent consideration	$—	$—	$8,103	$8,103
Forward foreign exchange contracts	—	3,372	—	3,372
Total	$—	$3,372	$8,103	$11,475

	Fair Value Measurements as of
	December 31, 2022
	Level I	Level II	Level III	Total
Assets:
Investments in equity securities with readily determinable fair values	$153	$—	$—	$153
Interest rate swaps	—	75,865	—	75,865
Total	$153	$75,865	$—	$76,018
Liabilities:
Contingent consideration	$—	$—	$4,524	$4,524
Forward foreign exchange contracts	—	8,241	—	8,241
Total	$—	$8,241	$4,524	$12,765

There have been no transfers of assets or liabilities between the fair value measurement classifications during the year ended December 31, 2023.

Investments in Equity Securities with Readily Determinable Fair Values

The estimated fair value of the Company’s equity securities with readily determinable fair values is based on observable inputs in an active market, which is a Level 1 measurement within the fair value hierarchy.

Contingent Consideration

The Company has recorded contingent consideration liabilities in connection with its acquisitions. Contingent consideration is included in current liabilities and other long-term liabilities in the consolidated balance sheets. Changes in fair value are recognized in selling, general and administrative expenses. The estimated fair value of the contingent consideration is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.

Forward Foreign Exchange Contracts

The Company classifies its forward foreign exchange contracts within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments (Note 9). As of December 31, 2023 and 2022, the Company had $1.3 million and none in other current assets, $0.1 million and none in other assets, $2.2 million and $3.2 million in other current liabilities, and $1.2 million and $5.1 million in other long-term liabilities, respectively, recorded in the consolidated balance sheets related to the Company’s forward foreign exchange contracts.

Interest Rate Swaps

The Company classifies its interest rate swaps within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments (Note 9). The fair value of the swaps was $32.7 million and $75.9 million as of December 31, 2023 and 2022, respectively, and was included in other assets in the consolidated balance sheets.